Employee benefit obligations - Defined benefit schemes (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Funded | Europe / UK
Disclosure of defined benefit plans [line items]
Deferred members	589	589
Pensioners including dependents	531	531
Weighted average duration of defined benefit obligation	14 years	18 years
Funded | North America
Disclosure of defined benefit plans [line items]
Active members	763	808
Deferred members	91	75
Pensioners including dependents	104	83
Weighted average duration of defined benefit obligation	16 years	20 years
Unfunded | Europe/ Germany
Disclosure of defined benefit plans [line items]
Active members	766	816
Deferred members	225	202
Pensioners including dependents	173	154
Weighted average duration of defined benefit obligation	15 years	19 years